Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share Capital [Abstract]
Schedule of authorized shares
	Year ended	Six months ended
	31/12/2018	30/06/2019
Authorized
Ordinary shares	200,000,000	25,000,000

	31/12/2017	31/12/2018
Authorized
Ordinary shares	200,000,000	200,000,000

Schedule of share capital
	Note	No. of shares	US$’000
At Reebonz Holding Limited:
At inception		1	n.m.*
Conversion of 10,766,609 Reebonz Limited ordinary shares at ratio 0.56 to the legal acquirer, Reebonz Holding Limited		6,029,033	14,481
Changes in equity due to business combination
Convertible preference shares	i)	11,289,261	57,914
a) Convertible loan	ii)	178,726	917
b) Ordinary shares issued on recapitalization with DOTA	iii)	1,796,959	9,218
c) Backstop shares	iii)	1,847,780	–
At 31 December 2018		21,141,760	82,530

*	not meaningful

	No. of shares	US$’000

At 1 January 2019	21,141,760	82,530
Issuance of new ordinary shares	351,997	493
	21,493,757	83,023
Effect of reverse split at ratio 8:1 in March 2019	2,686,720	–
Rounding shares due to reverse split	566	–
Issuance of new ordinary shares	2,599,971	4,920
Exercise of warrants	934,707	4,147
At 30 June 2019	6,221,964	92,090

	Note	No. of shares	US$’000
At Reebonz Limited:
At 1 January 2017		10,564,037	12,876
Issuance of new ordinary shares		202,572	1,605
At 31 December 2017		10,766,609	14,481

At Reebonz Holding Limited:
At inception		1	n.m.*
Conversion of 10,766,609 Reebonz Limited ordinary shares at ratio 0.56 to the legal acquirer, Reebonz Holding Limited		6,029,033	14,481
Changes in equity due to business combination
Convertible preference shares	i)	11,289,261	57,914
a) Convertible loan	ii)	178,726	917
b) Ordinary shares issued on recapitalization with DOTA	iii)	1,796,959	9,218
c) Backstop shares	iii)	1,847,780	—
At 31 December 2018		21,141,760	82,530

*	not meaningful

Schedule of exercise warrants
Warrants At inception	No. of warrants
Issuance of new warrants	2,472,500
Exercise of warrants	(934,707)
Outstanding as of 30 June 2019	1,537,793